COMMON STOCK PRIVATE PLACEMENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	3 Months Ended			15 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012	Mar. 31, 2014 Purchase Agreement [Member]	Mar. 31, 2014 Purchase Agreement [Member]	Mar. 07, 2014 Purchase Agreement [Member]	Dec. 31, 2013 Senior Convertible Debentures 8 [Member]	Feb. 01, 2013 Depository Trust Company [Member]
Common Stock [Line Items]
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001			$ 0.04
Common Stock, Shares Registration	173,333,160
Securities Deposit Number								234,841,928
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%	8.00%				8.00%
Stock Purchase Agreement Description					the per share purchase price will be the lesser of (1) the lowest sale price of common stock on the purchase date and (2) the average of the three lowest closing purchase prices during the 10 consecutive business days prior to the purchase date.
Equity Financing Agreement Term				30 months
Percentage Of Weighted Average Price Determined Under Equity Financing Agreement				94.00%
Shares Obligated To Purchase Under Equity Financing Agreement						9,500,000
Shares Issuable Upon Entering Into Equity Financing Agreement						6,000,000
Shares Contingently Issuable Under Equity Financing Agreement						3,500,000
Shares Issued Under Equity Financing Agreement Shares						4,000,000
Shares Issued Under Equity Financing Agreement Value				$ 400
Value Of Shares Obligated To Purchase Under Equity Financing Agreement						20,000
Shares Issuable Upon Entering Into Equity Financing Agreement Treated As Deferred Funding Fee						6,000,000
Value Of Shares Issuable Upon Entering Into Equity Financing Agreement Treated As Deferred Funding Fee						516
Fees and Commissions				400
Deferred Funding Fees Offset Against Future Capital Raises						$ 116